FAIR VALUE MEASUREMENTS: (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2009
Assets measured at fair value on a nonrecurring basis
Equity method investment, Impairment Charges	$ 4,400	$ 4,400
Pre-Impairment | Cost Basis
Assets measured at fair value on a nonrecurring basis
Equity method investment	9,361	9,361
Trademarks	189,024	189,024
Total, Equity method investment and Trademarks	198,385	198,385
Fair value measured on a nonrecurring basis
Assets measured at fair value on a nonrecurring basis
Impairment Charge		18,400
Fair value measured on a nonrecurring basis | New Cost Basis
Assets measured at fair value on a nonrecurring basis
Equity method investment	4,961	4,961
Trademarks	175,024	175,024
Total, Equity method investment and Trademarks	179,985	179,985
Fair value measured on a nonrecurring basis | Level 3
Assets measured at fair value on a nonrecurring basis
Equity method investment	4,961	4,961
Trademarks	175,024	175,024
Total, Equity method investment and Trademarks	179,985	179,985
Equity method investment, Impairment Charges	4,400	4,400
Impairment Charge	$ 14,000	$ 14,000